Earnings per share (Details 1)		12 Months Ended
		Mar. 31, 2024 ₨ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 ₨ / shares shares	Mar. 31, 2022 ₨ / shares shares
Diluted earnings per share [abstract]
Weighted average number of equity shares – Basic		166,393,703	166,393,703	166,034,890	165,882,697
Dilutive effect of stock options outstanding	[1]	313,833	313,833	353,280	455,937
Weighted average number of equity shares – Diluted		166,707,536	166,707,536	166,388,170	166,338,634
Earnings per share of par value Rs.5 - Diluted | (per share)		₨ 334.02	$ 4.01	₨ 270.85	₨ 141.69

[1]	As of March 31, 2024, 2023 and 2022, 245,545, 286,533 and 13,284 options, respectively, were excluded from the diluted weighted average number of equity shares calculation because their effect would have been anti-dilutive. The average market value of the Company’s shares for the purpose of calculating the dilutive effect of stock options was based on quoted market prices for the year during which the options were outstanding.